Organization - Summary of Assets and Liabilities of Consolidated Trusts, ABS's and ABN Included in Consolidated Balance Sheets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Organization [Line Items]
Finance lease receivables – current	¥ 1,414,164,625	$ 221,913,289	¥ 2,035,397,525
Other current assets	18,857,709	2,959,187	24,467,956
Total current assets	7,607,930,351	1,193,850,290	8,899,049,546
Finance lease receivable – non-current	1,029,262,174	161,513,695	1,454,499,864
Total non-current assets	3,339,173,681	523,989,217	3,246,883,053
TOTAL ASSETS	10,947,104,032	1,717,839,507	12,145,932,599
Long-term debts—current	938,014,362	147,194,922	1,228,783,730
Other current liabilities	50,495,262	7,923,811	27,255,779
Total current liabilities	3,417,702,889	536,312,164	2,457,296,626
Long-term borrowings	486,371,672	76,322,329	977,791,191
Total non-current liabilities	538,834,322	84,554,863	1,313,426,836
Total liabilities	3,956,537,211	620,867,027	3,770,723,462
Consolidated Trust, ABS's and ABN [Member]
Organization [Line Items]
Finance lease receivables – current	0	0	605,746,128
Other current assets	0	0	224,309
Total current assets	0	0	605,970,437
Finance lease receivable – non-current	0	0	101,206,823
Total non-current assets	0	0	101,206,823
TOTAL ASSETS	0	0	707,177,260
Long-term debts—current	0	0	401,761,874
Other current liabilities	0	0	59,187
Total current liabilities	0	0	401,821,061
Long-term borrowings			0
Total non-current liabilities			0
Total liabilities	¥ 0	$ 0	¥ 401,821,061